Investment Objectives and Goals - HCM Select 50 ETF	Oct. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM SELECT 50 ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide income and long-term capital appreciation.